Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2024
Supplementary Balance Sheet Information [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION

NOTE 8 - SUPPLEMENTARY BALANCE SHEET INFORMATION

a.	Cash, cash equivalents and short-term bank deposits:

	December 31,
	2 0 2 4	2 0 2 3
	U.S. dollars in
	thousands

Cash	$2,960	$2,187
Cash equivalents	1,492	771
Total cash and cash equivalents	$4,452	$2,958

Short-term bank deposits*	$11,108	$13,464

*	The average interest rate on short-term deposits is 5.09% and 6.05%, as of December 31, 2024 and 2023, respectively.

b.	Other current assets:

	December 31,
	2 0 2 4	2 0 2 3
	U.S. dollars in
	thousands

Government institutions	$135	$114
Employees	10	9
Interest receivable	258	344
Sundry	90	71
	$493	$538

c.	Other current liabilities and accruals:

	December 31,
	2 0 2 4	2 0 2 3
	U.S. dollars in
	thousands

Payroll and related expenses	$801	$814
Government institutions	194	135
Accrued vacation pay	77	68
Accrued expenses and sundry	397	732
	$1,469	$1,749